SHARE-BASED COMPENSATION Stock Incentive Plan (Detail)	Dec. 31, 2015 shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
2013 STOCK INCENTIVE PLAN, Total equity available to issue	2,700,000
2013 STOCK INCENTIVE PLAN, Total equity outstanding or exercised	1,708,010
2013 STOCK INCENTIVE PLAN, Total equity remaining	991,990